History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Parenthetical) (Detail)	Dec. 31, 2021
Ping An Insurance (Group) Company of China, Ltd
Statement [Line Items]
Percentage of consolidated structured entities remaining unpaid principal	10.00%